SCHEDULE OF RESEARCH AND DEVELOPMENT COSTS INCLUDED IN DISCONTINUED OPERATIONS (Details) - USD ($)	10 Months Ended	12 Months Ended
	Nov. 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Supplies		$ 1,608,306	$ 676,639	$ 137,233
Subcontract fees		1,516,343	3,802,919	834,598
Research and development		8,165,128	6,634,317	$ 2,083,815
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Wages and benefits	$ 3,565,076
Supplies	1,412,572
Subcontract fees	728,457
Stock-based compensation	(28,883)
Research and development	$ 5,677,222